Thrivent Mutual Funds

625 Fourth Ave. S.

Minneapolis, MN 55415

October 11, 2011

VIA EDGAR

Office of Registration and Reports

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Thrivent Mutual Funds (“TMF”)
(File Nos. 811-5075 and 33-12911)

Ladies and Gentlemen:

On behalf of TMF, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information, contained in the Prospectus, dated February 28, 2011, as supplemented September 8, 2011 (with an effective date of October 10, 2011), and filed pursuant to Rule 497(e) under the Securities Act of 1933. The purpose of this filing is to submit the data in XBRL format for TMF.

If you have any questions, please contact me at (612) 844-5740. Thank you.

Sincerely,

/s/ John L. Sullivan
John L. Sullivan Assistant Secretary

Enclosures